Expense Example {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Growth Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Growth Fund-Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Equity Growth Fund-Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Equity Growth Fund-Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	2,095
Fidelity Advisor Equity Growth Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Equity Growth Fund-Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762